Eaton Vance
Enhanced Equity Income Fund II
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%(1)
Security	Shares	Value
Aerospace & Defense — 1.1%
HEICO Corp.	44,219	$ 11,814,875
		$ 11,814,875
Automobiles — 0.8%
Tesla, Inc.(2)	35,819	$ 9,282,852
		$ 9,282,852
Beverages — 1.5%
Coca-Cola Co.	228,698	$ 16,379,351
		$ 16,379,351
Broadline Retail — 8.0%
Amazon.com, Inc.(2)	469,681	$ 89,361,507
		$ 89,361,507
Building Products — 1.0%
Trane Technologies PLC	34,245	$ 11,537,825
		$ 11,537,825
Capital Markets — 3.9%
Blue Owl Capital, Inc.	450,286	$ 9,023,731
Intercontinental Exchange, Inc.	49,093	8,468,543
S&P Global, Inc.	20,155	10,240,756
Tradeweb Markets, Inc., Class A	105,377	15,644,269
		$ 43,377,299
Commercial Services & Supplies — 2.3%
Copart, Inc.(2)	198,392	$ 11,227,003
Waste Connections, Inc.	72,991	14,247,114
		$ 25,474,117
Communications Equipment — 0.8%
Arista Networks, Inc.(2)	117,602	$ 9,111,803
		$ 9,111,803
Consumer Staples Distribution & Retail — 3.8%
BJ's Wholesale Club Holdings, Inc.(2)	89,418	$ 10,202,594
Costco Wholesale Corp.	21,609	20,437,360
Walmart, Inc.	129,277	11,349,228
		$ 41,989,182
Security	Shares	Value
Electrical Equipment — 1.2%
AMETEK, Inc.	80,815	$ 13,911,494
		$ 13,911,494
Entertainment — 2.7%
Netflix, Inc.(2)	31,890	$ 29,738,382
		$ 29,738,382
Financial Services — 3.4%
Shift4 Payments, Inc., Class A(2)	165,740	$ 13,542,615
Visa, Inc., Class A	67,988	23,827,075
		$ 37,369,690
Ground Transportation — 0.6%
Uber Technologies, Inc.(2)	95,401	$ 6,950,917
		$ 6,950,917
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	45,032	$ 5,973,495
Edwards Lifesciences Corp.(2)	134,729	9,765,158
Intuitive Surgical, Inc.(2)	35,211	17,438,952
		$ 33,177,605
Health Care Providers & Services — 0.7%
McKesson Corp.	11,251	$ 7,571,810
		$ 7,571,810
Insurance — 0.8%
Arthur J. Gallagher & Co.	26,615	$ 9,188,563
		$ 9,188,563
Interactive Media & Services — 11.1%
Alphabet, Inc., Class C	471,497	$ 73,661,976
Meta Platforms, Inc., Class A	83,888	48,349,688
Reddit, Inc., Class A(2)	14,456	1,516,434
		$ 123,528,098
IT Services — 1.0%
Gartner, Inc.(2)	27,241	$ 11,434,137
		$ 11,434,137
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	11,578	$ 5,761,213
		$ 5,761,213

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 3.6%
Eli Lilly & Co.	48,003	$ 39,646,158
		$ 39,646,158
Professional Services — 1.0%
TransUnion	128,444	$ 10,659,567
		$ 10,659,567
Real Estate Management & Development — 1.6%
CoStar Group, Inc.(2)	95,692	$ 7,581,677
FirstService Corp.	63,310	10,506,295
		$ 18,087,972
Semiconductors & Semiconductor Equipment — 16.7%
Analog Devices, Inc.	36,380	$ 7,336,754
Broadcom, Inc.	271,198	45,406,681
Lam Research Corp.	288,821	20,997,287
NVIDIA Corp.	1,043,050	113,045,759
		$ 186,786,481
Software — 16.6%
Adobe, Inc.(2)	41,855	$ 16,052,648
Constellation Software, Inc.	2,980	9,437,450
Fair Isaac Corp.(2)	5,507	10,155,789
Fortinet, Inc.(2)	123,567	11,894,560
Intuit, Inc.	38,068	23,373,371
Microsoft Corp.	229,341	86,092,318
Nutanix, Inc., Class A(2)	147,157	10,273,030
Salesforce, Inc.	67,879	18,216,009
		$ 185,495,175
Specialty Retail — 3.7%
Burlington Stores, Inc.(2)	27,664	$ 6,593,161
Home Depot, Inc.	17,645	6,466,716
TJX Cos., Inc.	236,168	28,765,262
		$ 41,825,139
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	370,896	$ 82,387,128
		$ 82,387,128
Total Common Stocks (identified cost $462,541,839)		$1,101,848,340

Short-Term Investments — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	19,723,282	$ 19,723,282
Total Short-Term Investments (identified cost $19,723,282)		$ 19,723,282
Total Investments — 100.6% (identified cost $482,265,121)		$1,121,571,622
Total Written Covered Call Options — (0.5)% (premiums received $8,494,753)		$ (5,552,048)
Other Assets, Less Liabilities — (0.1)%		$ (950,381)
Net Assets — 100.0%		$1,115,069,193
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at March 31, 2025 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

Written Covered Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	225	$2,984,625	$132	5/2/25	$ (99,000)
Adobe, Inc.	205	7,862,365	410	4/17/25	(31,160)
Alphabet, Inc., Class C	2,355	36,792,165	180	5/2/25	(213,127)
Amazon.com, Inc.	2,410	45,852,660	210	4/25/25	(218,105)
AMETEK, Inc.	400	6,885,600	185	4/17/25	(9,000)

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Analog Devices, Inc.	180	$3,630,060	$225	5/2/25	$ (20,700)
Apple, Inc.	1,990	44,203,870	225	4/25/25	(1,039,775)
Arista Networks, Inc.	585	4,532,580	88	5/2/25	(81,900)
Arthur J. Gallagher & Co.	120	4,142,880	350	4/17/25	(56,400)
BJ's Wholesale Club Holdings, Inc.	445	5,077,450	125	4/17/25	(13,350)
Broadcom, Inc.	1,355	22,686,765	190	5/2/25	(305,552)
Burlington Stores, Inc.	135	3,217,455	255	4/11/25	(23,625)
Coca-Cola Co.	1,140	8,164,680	71	4/25/25	(203,490)
Copart, Inc.	990	5,602,410	60	4/17/25	(19,800)
CoStar Group, Inc.	475	3,763,425	85	4/17/25	(30,875)
Costco Wholesale Corp.	105	9,930,690	955	4/25/25	(205,800)
Edwards Lifesciences Corp.	565	4,095,120	73	4/17/25	(100,288)
Eli Lilly & Co.	240	19,821,840	910	4/25/25	(129,600)
Fair Isaac Corp.	25	4,610,400	1,880	4/17/25	(110,250)
Fortinet, Inc.	615	5,919,990	106	4/11/25	(13,838)
Gartner, Inc.	135	5,666,490	490	4/17/25	(10,125)
HEICO Corp.	220	5,878,180	270	4/17/25	(113,300)
Home Depot, Inc.	85	3,115,165	365	4/17/25	(81,175)
Intercontinental Exchange, Inc.	195	3,363,750	175	4/17/25	(34,125)
Intuit, Inc.	190	11,665,810	630	4/4/25	(55,575)
Intuitive Surgical, Inc.	135	6,686,145	540	4/11/25	(16,200)
Lam Research Corp.	1,440	10,468,800	84	4/25/25	(103,680)
McKesson Corp.	25	1,682,475	670	4/4/25	(26,000)
Meta Platforms, Inc., Class A	370	21,325,320	645	4/17/25	(61,605)
Microsoft Corp.	1,145	42,982,155	405	4/17/25	(102,478)
Netflix, Inc.	155	14,454,215	1,030	5/2/25	(289,462)
Nutanix, Inc., Class A	735	5,131,035	75	4/17/25	(51,450)
NVIDIA Corp.	5,215	56,520,170	125	5/2/25	(604,940)
Reddit, Inc., Class A	70	734,300	130	5/2/25	(32,375)
S&P Global, Inc.	100	5,081,000	530	5/2/25	(58,750)
Salesforce, Inc.	335	8,990,060	285	5/2/25	(139,025)
Shift4 Payments, Inc., Class A	765	6,250,815	100	4/17/25	(9,563)
Tesla, Inc.	175	4,535,300	310	4/11/25	(25,200)
Thermo Fisher Scientific, Inc.	55	2,736,800	540	4/25/25	(13,888)
TJX Cos., Inc.	1,180	14,372,400	124	4/11/25	(116,820)
Tradeweb Markets, Inc., Class A	525	7,794,150	155	5/16/25	(199,500)
Trane Technologies PLC	170	5,727,640	360	4/17/25	(28,900)
TransUnion	640	5,311,360	90	4/17/25	(33,600)
Uber Technologies, Inc.	475	3,460,850	81	4/11/25	(8,550)
Visa, Inc., Class A	335	11,740,410	350	4/11/25	(211,887)
Walmart, Inc.	645	5,662,455	90	4/17/25	(72,240)
Waste Connections, Inc.	360	7,026,840	195	4/17/25	(126,000)
Total					$(5,552,048)
At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $19,723,282, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class (1)	$1,598,210	$48,555,637	$(30,430,565)	$ —	$ —	$19,723,282	$141,330	19,723,282
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,101,848,340*	$ —	$ —	$1,101,848,340
Short-Term Investments	19,723,282	—	—	19,723,282
Total Investments	$1,121,571,622	$ —	$ —	$1,121,571,622
Liability Description
Written Covered Call Options	$ (5,552,048)	$ —	$ —	$ (5,552,048)
Total	$ (5,552,048)	$ —	$ —	$ (5,552,048)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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